UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Treasury shares (in shares)	30,771,872	25,900,751
Class A Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	8,000,000,000	8,000,000,000
Ordinary shares, shares issued (in shares)	377,801,825	336,406,528
Ordinary shares, shares outstanding (in shares)	347,029,953	310,505,777
Class B Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	45,960,916	45,960,916
Ordinary shares, shares outstanding (in shares)	45,960,916	45,960,916